Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Inception date	Mar. 14, 2011
Number of instruments held	1
Notional amount of derivative	$ 50,000,000
Rate of interest on swap	1.74%
Fair value of instrument	1,662,000
Amount of loss recognized in AOCI	(1,662,000)
Loans Payable [Member]
Derivatives, Fair Value [Line Items]
Long-term debt, gross	$ 144,400,000